Stockholders’ Deficit (Details) - $ / shares	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Deficit (Details) [Line Items]
Percentage of converted share					20.00%
Preferred stock shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Percentage of converted share				20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized				160,000,000	160,000,000	160,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				700,000	700,000
Shares excluding from subject to possible redemption				30,000,000	30,000,000	0
Common stock, share outstanding				700,000	700,000
Class A Common Stock [Member] | Private Placement [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, share outstanding				700,000	700,000
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized				40,000,000	40,000,000	40,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				7,500,000	7,500,000	8,625,000
Common stock, share outstanding	7,500,000			7,500,000	7,500,000	8,625,000
Common stock voting rights				Holders of Class B common stock are entitled to one vote for each share.	Holders of Class B common stock are entitled to one vote for each share.
Shares forfeited	1,125,000		5,750,000	1,125,000	1,125,000
Percentage of shares issued and outstanding					20.00%
Shares cancelled		5,750,000
Percentage of converted share				20.00%
Founder Shares [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares cancelled		5,750,000	5,750,000